Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

17. COMMITMENTS AND CONTINGENCIES

In addition to the commitments disclosed elsewhere in the Financial Statements, Greenfire has assumed commitments through its normal course of operations, primarily through transportation agreements.

						Beyond
($ thousands)	2025	2026	2027	2028	2029	2029	Total
Transportation	$34,345	$32,409	$32,561	$32,754	$32,925	$248,808	$413,802
Other	299	299	299	299	299	1,197	2,692
Total commitments	$34,644	$32,708	$32,860	$33,053	$33,224	$250,005	$416,494